Expense Example, No Redemption - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Diversified International Fund - Class A
Expense Example, No Redemption:
1 Year	$ 683
3 Years	911
5 Years	1,156
10 Years	1,860
Fidelity Advisor Diversified International Fund - Class C
Expense Example, No Redemption:
1 Year	190
3 Years	588
5 Years	1,011
10 Years	1,995
Fidelity Advisor Diversified International Fund - Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Diversified International Fund - Class I
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
Fidelity Advisor Diversified International Fund - Class Z
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906